5. Segment Reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
Other income	$ 165,152
Interest received		$ 1,524
Total segment revenue	165,152	1,524	$ 7,777
Depreciation and amortisation	0	(1,898)	(487)
Finance costs	0	(2,450)	0
Impairment of investment in associate	0	0	(3,608,038)
Other expenses	(153,245)	(199,155)
Segment result before tax	11,907	(201,979)
Income tax expense	0	(135)	(3,252)
Profit/(loss) for the year	11,907	(202,114)	$ (4,550,604)
Non-current segment assets	0	0
Total segment assets	180,100	199,679
Segment liabilities	(173,170)	(204,605)
Malaysia
Revenue
Other income	0
Interest received		0
Total segment revenue	0	0
Depreciation and amortisation	0	(1,898)
Finance costs	0	0
Impairment of investment in associate	0	0
Other expenses	(9,890)	(31,490)
Segment result before tax	(9,890)	(33,388)
Income tax expense	0	(135)
Profit/(loss) for the year	(9,890)	(33,523)
Non-current segment assets	0	0
Total segment assets	10,899	9,844
Segment liabilities	(11,335)	(340)
Australia
Revenue
Other income	165,152
Interest received		1,524
Total segment revenue	165,152	1,524
Depreciation and amortisation	0	0
Finance costs	0	(2,450)
Impairment of investment in associate	0	0
Other expenses	(143,355)	(167,665)
Segment result before tax	21,797	(168,591)
Income tax expense	0	0
Profit/(loss) for the year	21,797	(168,591)
Non-current segment assets	0	0
Total segment assets	169,201	189,835
Segment liabilities	$ (161,835)	$ (204,265)